Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity California Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Fidelity California Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity California Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity California Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity California Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity California Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity California Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity California Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity California Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity California Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity California Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity California Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Fidelity California Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity California Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity California Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity California Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity California Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity California Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity California Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity California Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity California Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity California Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity California Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity California Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity California Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity California Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity California Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%